SCHEDULE OF FAIR VALUE OF THE AVIATION (Details)	Dec. 31, 2025 Integer
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Dividend	2,000,000,000
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Dividend	0.67
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Dividend	88.44
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Dividend	3.49
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Dividend	0.00